DIGIMINE PREFERRED STOCK EXCHANGE AGREEMENT (Details Narrative) - USD ($)	1 Months Ended				12 Months Ended
	Feb. 27, 2020	May 21, 2019	Apr. 30, 2019	Apr. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020
Exchange shares of common stock					994,887	257,767
Common stock, shares issued					103,164,460	29,824,187	116,506,895
Common stock value						$ 0
Mr. Rubakh [Member] | Preferred Stock Series B [Member]
Exchange shares of common stock	30,000		3,000,000			3,000,000
DigiMine LLC [Member]
Exchange shares of common stock		10,000,000			8,000,000	2,000,000
Derivative liability					$ 764,800
Common stock value		$ 1,650,000
Asset Purchase Agreement [Member] | Preferred Stock Series B [Member]
Common stock, shares issued					8,000,000
Derivative liability		$ 461,236
Asset Purchase Agreement [Member] | DigiMine LLC [Member]
Business aquisition, consideration transferred, shares issued				36,667
Asset Purchase Agreement [Member] | DigiMine LLC [Member] | Preferred Stock Series B [Member]
Common stock, shares issued					8,000,000	2,000,000
Common stock value					$ 479,800	$ 285,000
Preferred Stock Exchange Agreement [Member]
Exchange shares of common stock		10,000,000
Common stock, shares issued						2,000,000
Common shares surrendered		20,000
Exchange agreement description		Company’s common stock, which were to be issued in ten tranches of 1,000,000 shares each beginning ten trading days after the date of the Exchange Agreement and each ten trading days thereafter.
Derivative liability		$ 1,650,000
Loss on exchange of shares						$ 1,650,000
Preferred shares sold		16,666